Condensed Schedule Of Investments (U.S. Treasury Notes) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	2.49%	1.09%
U.S. Treasury Notes, 1.250%, 03/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 34,890,000
Fair Value as a % of Partners' Capital	29.80%
Fair Value	34,973,136
U.S. Treasury Notes, 1.000%, 05/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	10,040,000
Fair Value as a % of Partners' Capital	8.58%
Fair Value	10,073,924
U.S. Treasury Notes, 0.625%, 07/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	32,970,000
Fair Value as a % of Partners' Capital	28.18%
Fair Value	33,064,016
U.S. Treasury Notes, 0.250%, 09/15/2014 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	31,380,000
Fair Value as a % of Partners' Capital	26.76%
Fair Value	31,409,419
U.S. Treasury Notes, 0.625%, 02/28/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		37,990,000
Fair Value as a % of Partners' Capital		26.58%
Fair Value		38,024,132
U.S. Treasury Notes, 3.375%, 07/31/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		38,450,000
Fair Value as a % of Partners' Capital		27.38%
Fair Value		39,169,436
U.S. Treasury Notes, 0.125%, 09/30/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		52,880,000
Fair Value as a % of Partners' Capital		36.96%
Fair Value		52,867,606
U.S. Treasury Notes, 0.500%, 11/15/2013 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		10,040,000
Fair Value as a % of Partners' Capital		7.04%
Fair Value		10,068,630
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Partners' Capital	93.32%	97.96%
Fair Value	$ 109,520,495	$ 140,129,804